Expense Example - FidelitySAISustainableLowDurationIncomeFund-PRO - FidelitySAISustainableLowDurationIncomeFund-PRO - Fidelity SAI Sustainable Low Duration Income Fund - Fidelity SAI Sustainable Low Duration Income Fund
Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	335
5 years	727
10 years	$ 1,828